Meridian Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
Common Stocks - 88.9%
Communication Services - 6.3%
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.	42,456	$2,629,300
Interactive Media & Services - 6.1%
Cargurus, Inc.[1]	1,504,390	28,102,005
Ziff Davis, Inc.[1]	541,870	42,292,954
ZipRecruiter, Inc. Class A1	1,090,944	17,389,647
		87,784,606
Total Communication Services		90,413,906
Consumer Discretionary - 12.7%
Automobile Components - 0.5%
Fox Factory Holding Corp.[1]	60,838	7,383,908
Diversified Consumer Services - 2.8%
Frontdoor, Inc.[1]	899,302	25,072,540
Grand Canyon Education, Inc.[1]	131,299	14,954,956
		40,027,496
Hotels, Restaurants & Leisure - 2.9%
Churchill Downs, Inc.	123,555	31,759,813
Sportradar Holding AG Class A (Switzerland)[1,2]	889,180	10,341,163
		42,100,976
Specialty Retail - 2.6%
Farfetch Ltd. Class A (United Kingdom)[1,2]	1,670,452	8,201,919
Floor & Decor Holdings, Inc. Class A1,2	89,995	8,839,309
Sally Beauty Holdings, Inc.[1,2]	1,261,227	19,649,917
		36,691,145
Textiles, Apparel & Luxury Goods - 3.9%
Canada Goose Holdings, Inc. (Canada)[1,2]	746,851	14,376,882
Skechers U.S.A., Inc. Class A1	565,136	26,855,263
Under Armour, Inc. Class C1	1,688,467	14,402,623
		55,634,768
Total Consumer Discretionary		181,838,293
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Viper Energy Partners LP	248,956	6,970,768
Total Energy		6,970,768
Financials - 4.8%
Capital Markets - 2.6%
LPL Financial Holdings, Inc.	104,392	21,128,941
WisdomTree, Inc.[2]	2,715,558	15,913,170
		37,042,111
	Shares	Value
Financial Services - 2.2%
Euronet Worldwide, Inc.[1]	286,284	$32,035,179
Total Financials		69,077,290
Health Care - 27.4%
Biotechnology - 3.9%
Agios Pharmaceuticals, Inc.[1]	318,641	7,319,184
C4 Therapeutics, Inc.[1]	947,554	2,975,320
CareDx, Inc.[1]	43,337	396,100
Halozyme Therapeutics, Inc.[1]	253,685	9,688,230
Legend Biotech Corp. ADR[1]	173,669	8,374,319
Relay Therapeutics, Inc.[1,2]	498,970	8,218,036
SpringWorks Therapeutics, Inc.[1,2]	363,737	9,362,591
Veracyte, Inc.[1]	400,471	8,930,503
		55,264,283
Health Care Equipment & Supplies - 14.2%
Align Technology, Inc.[1]	21,563	7,205,061
Axogen, Inc.[1]	595,527	5,627,730
Cooper Cos., Inc. (The)	77,021	28,756,561
Merit Medical Systems, Inc.[1]	447,151	33,066,816
Nevro Corp. [1]	205,500	7,428,825
Omnicell, Inc.[1]	144,997	8,506,974
QuidelOrtho Corp.[1]	564,545	50,295,314
STERIS Plc	234,500	44,855,160
Teleflex, Inc.	67,177	17,016,606
		202,759,047
Health Care Providers & Services - 3.4%
HealthEquity, Inc.[1]	297,423	17,461,704
Henry Schein, Inc.[1]	304,546	24,832,681
Pediatrix Medical Group, Inc.[1]	446,675	6,659,924
		48,954,309
Health Care Technology - 2.1%
Certara, Inc.[1]	977,409	23,565,331
Doximity, Inc. Class A1,2	204,780	6,630,776
		30,196,107
Life Sciences Tools & Services - 2.6%
Bio-Techne Corp.	150,582	11,171,679
Medpace Holdings, Inc.[1]	11,771	2,213,536
Sotera Health Co.[1]	1,055,242	18,899,384
Stevanato Group SpA (Italy)	164,802	4,268,372
Syneos Health, Inc.[1]	29,545	1,052,393
		37,605,364
Pharmaceuticals - 1.2%
Arvinas, Inc.[1]	284,841	7,781,856
Capsule Corp. Acquisition Date: 4/8/21, Cost $2,999,993[1,3,4]	207,016	190,455

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares	Value
Catalent, Inc. [1]	144,780	$9,513,494
		17,485,805
Total Health Care		392,264,915
Industrials - 20.5%
Aerospace & Defense - 0.4%
Rocket Lab U.S.A., Inc.[1,2]	1,277,967	5,162,987
Air Freight & Logistics - 1.6%
Forward Air Corp.	209,597	22,586,173
Commercial Services & Supplies - 5.9%
ACV Auctions, Inc. Class A1,2	2,483,535	32,062,437
Cimpress Plc (Ireland)[1]	232,958	10,208,219
Ritchie Bros. Auctioneers, Inc. (Canada)	759,583	42,756,927
		85,027,583
Electrical Equipment - 3.0%
Sensata Technologies Holding Plc	869,076	43,471,182
Ground Transportation - 0.5%
Heartland Express, Inc.	425,874	6,779,914
Machinery - 2.8%
John Bean Technologies Corp.	112,132	12,254,906
Middleby Corp. (The)[1]	51,698	7,579,444
Tennant Co.	290,037	19,876,236
		39,710,586
Marine Transportation - 2.8%
Kirby Corp.[1]	298,367	20,796,180
Matson, Inc.	323,311	19,291,967
		40,088,147
Professional Services - 3.0%
Alight, Inc. Class A1	3,905,269	35,967,527
TriNet Group, Inc.[1]	87,318	7,038,704
		43,006,231
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	54,453	7,739,405
Total Industrials		293,572,208
Information Technology - 15.1%
Electronic Equipment, Instruments & Components - 2.2%
Trimble, Inc.[1]	593,015	31,085,846
IT Services - 1.3%
Okta, Inc.[1]	221,280	19,083,187
Semiconductors & Semiconductor Equipment - 2.9%
GLOBALFOUNDRIES, Inc.[1,2]	321,738	23,223,049
ON Semiconductor Corp.[1]	227,322	18,713,147
		41,936,196
	Shares	Value
Software - 8.7%
8x8, Inc.[1,2]	1,672,425	$6,974,012
Consensus Cloud Solutions, Inc.[1]	186,437	6,355,637
Dynatrace, Inc.[1]	390,055	16,499,327
Momentive Global, Inc.[1]	1,739,393	16,211,143
Monday.com Ltd.[1]	92,499	13,204,232
N-able, Inc.[1]	1,448,252	19,116,927
Qualtrics International, Inc. Class A1	705,869	12,585,644
Smartsheet, Inc. Class A1	369,605	17,667,119
Sumo Logic, Inc.[1]	488,647	5,853,991
Tenable Holdings, Inc.[1]	207,255	9,846,685
		124,314,717
Total Information Technology		216,419,946
Materials - 1.6%
Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	872,226	22,233,041
Total Materials		22,233,041
Total Common Stocks - 88.9% (Cost $1,015,212,897)		1,272,790,367
Preferred Stocks - 2.8%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	16,080,300
Total Communication Services		16,080,300
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $8,500,136[1,3,4]	31,619	6,203,964
Total Health Care		6,203,964
Information Technology - 0.9%
IT Services - 0.5%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	7,330,479
Software - 0.4%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	4,869,021
Total Information Technology		12,199,500

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares	Value
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	$6,254,583
Total Real Estate		6,254,583
Total Preferred Stocks - 2.8% (Cost $35,934,814)		40,738,347
Private Investment Fund - 0.3%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,857,187
Total Private Investment Fund - 0.3% (Cost $4,037,882)		3,857,187
	Shares/ Principal Amount
Short-Term Investments - 1.7%[6]
Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Class, 4.89% (Cost $1,471,000)	1,471,000	1,471,000
Repurchase Agreements - 1.6%
Bank of America Securities, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $5,718,915 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 3.00%, 11/1/49 - 2/1/51, totaling $5,830,951)	$5,716,619	5,716,619
	Shares/ Principal Amount	Value
Citigroup Global Markets, Inc., dated 3/31/23, due 4/3/23, 4.81% total to be received $5,718,910 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.50% - 7.00%, 12/26/24 - 3/20/53, totaling $5,830,952)	$5,716,619	$5,716,619
Daiwa Capital Markets America, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $5,298,169 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.50% - 7.00%, 8/1/23 - 4/1/53, totaling $5,401,963)	5,296,042	5,296,042
RBC Dominion Securities, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $5,718,915 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.38%, 4/6/23 - 2/20/53, totaling $5,830,951)	5,716,619	5,716,619
Total Repurchase Agreements (Cost $22,445,899)		22,445,899
Total Short-Term Investments - 1.7% (Cost $23,916,899)		23,916,899
Total Investments - 93.7% (Cost $1,079,102,492)		1,341,302,800
Cash and Other Assets, Less Liabilities - 6.3%		90,849,170
Net Assets - 100.0%		$1,432,151,970

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
ADR—American Depositary Receipt
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2023. Total value of such securities at period-end amounts to $54,691,779 and represents 3.82% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $44,785,989 and represents 3.13% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc. Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/